Document and Entity Information	Feb. 24, 2025
Cover [Abstract]
Entity Registrant Name	FIBROGEN INC
Amendment Flag	false
Entity Central Index Key	0000921299
Document Type	8-K
Document Period End Date	Feb. 24, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-36740
Entity Tax Identification Number	77-0357827
Entity Address, Address Line One	350 Bay Street
Entity Address, Address Line Two	Suite 100 #6009
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94133
City Area Code	415
Local Phone Number	978-1200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	FGEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false